American Century Capital Portfolios Prospectus | VALUE FUND
Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. Purchases of at least $250,000 in T Class shares of the fund may also qualify for sales charge discounts. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Capital Portfolios Prospectus - VALUE FUND - USD ($)	INVESTOR CLASS	I CLASS [1]	Y CLASS	A CLASS		T CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		2.50%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[2]	none	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Capital Portfolios Prospectus - VALUE FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	T CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.97%	0.77%	0.62%	0.97%	0.97%	0.97%	0.97%	0.77%	0.62%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.98%	0.78%	0.63%	1.23%	1.23%	1.98%	1.48%	0.78%	0.63%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Capital Portfolios Prospectus - VALUE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	100	313	542	1,201
I CLASS	80	250	434	966
Y CLASS	65	202	352	787
A CLASS	693	943	1,212	1,978
T CLASS	372	631	909	1,701
C CLASS	201	622	1,068	2,303
R CLASS	151	469	809	1,767
R5 CLASS	80	250	434	966
R6 CLASS	65	202	352	787

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks

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Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 15.22% Lowest Performance Quarter (4Q 2008): -16.86%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Capital Portfolios Prospectus - VALUE FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell 1000 Value Index		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.34%	14.78%	5.72%
S&P 500 Index		S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.64%	6.94%
INVESTOR CLASS		Investor Class Return Before Taxes	20.22%	14.27%	6.32%		Sep. 01, 1993
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	19.29%	13.08%	5.28%		Sep. 01, 1993
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	12.17%	11.31%	4.86%		Sep. 01, 1993
I CLASS		I Class Return Before Taxes	20.41%	14.50%	6.53%		Jul. 31, 1997
Y CLASS	[1]	Y Class1 Return Before Taxes	20.58%			10.42%	Apr. 10, 2017
A CLASS	[2]	A Class2 Return Before Taxes	13.07%	12.67%	5.43%		Oct. 02, 1996
T CLASS	[3]	T Class3 Return Before Taxes	16.83%	13.40%	5.78%
C CLASS		C Class Return Before Taxes	19.04%	13.13%	5.27%		Jun. 04, 2001
R CLASS		R Class Return Before Taxes	19.62%	13.71%	5.79%		Jul. 29, 2005
R5 CLASS	[4]	R5 Class4 Return Before Taxes	20.41%	14.50%	6.53%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	20.58%			10.42%	Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of the R6 Class shares, which have the same expenses as the Y Class shares.
[2]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for the T Class prior to its inception is based on the performance of Investor Class shares. T Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[4]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.